Consolidated Balance Sheets - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Assets:
Cash	$ 75,573	$ 103,578	$ 26,650
Accounts receivable, net	1,823,403	970,629	517,583
Subscriptions receivable			200,000
Other receivables		7,351	1,241
Prepaid expenses and other current assets	127,886	248,932	128,689
Inventory	349,909	145,000
Total Current Assets	2,376,771	1,475,490	874,163
Property and equipment, net	11,200,224	5,780,747	5,643,941
Intangible assets, net	567,188	6,654,030	687,500
Goodwill	15,528,739	6,516,915
Other assets	28,568	165,668	8,251
Operating lease right-of-use asset, net	494,376	1,582,624	194,112
Total Non-current Assets	27,819,095	20,699,984	6,533,804
TOTAL ASSETS	30,195,866	22,175,474	7,407,967
Current Liabilities:
Accounts payable and accrued expenses	8,484,611	4,072,958	736,658
Customer deposits	338,525	226,671
Accrued payroll and related taxes	228,822	144,326	50,983
Derivative liability		17,500
Finance lease liability, current	30,425
Operating lease liability, current	200,449	391,547	95,243
Shares to be issued		50,000
Total Current Liabilities	18,720,973	12,410,598	1,981,042
Notes payable, net of current portion and discounts – related party		3,174,685	2,785,531
Finance lease liability, net of current portion	59,586
Operating lease liability, net of current portion	313,238	1,290,866	115,290
Total Non-current Liabilities	6,408,550	4,465,551	2,900,821
Total Liabilities	25,129,523	16,876,149	4,881,863
Commitments and contingencies (Note 16)
STOCKHOLDERS’ EQUITY (DEFICIT)
Common stock, par value, $0.0001, 300,000,000 shares authorized, 15,134,545 and 0 shares issued and outstanding as of December 31, 2023 and 2022, respectively	2,779	1,513
Additional paid in capital	166,471,629	155,377,798
Accumulated deficit	(169,109,534)	(150,080,049)
Members’ Equity			2,526,104
Total Stockholders’ Equity	(2,634,986)	5,299,325	2,526,104
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	30,195,866	22,175,474	7,407,967
Series B Convertible Preferred Stock [Member]
MEZZANINE EQUITY
Series B Redeemable Convertible Preferred Stock, par value $0.0001, 578,245 and 0 shares issued and outstanding as of September 30, 2024 and December 31, 2023, respectively	7,701,329
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred stock value
Series A Convertible Preferred Stock [Member]
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred stock value	140	63
Series C Convertible Preferred Stock [Member]
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred stock value		63
Nonrelated Party [Member]
Current Liabilities:
Convertible notes payable, net of discounts	3,749,237	2,871,900
Notes payable, net of discounts	3,663,778	3,381,446	1,098,158
Notes payable, net of current portion and discounts – related party	4,168,191	2,571,215	2,785,531
Related Party [Member]
Current Liabilities:
Convertible notes payable, net of discounts	856,467	724,250
Notes payable, net of discounts	1,168,659	530,000
Notes payable, net of current portion and discounts – related party	$ 1,867,535	$ 603,470